NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share

	Year Ended December 31,
(In thousands, except share and per share data)	2023	2022	2021
Numerator:
Net loss attributable to CASI Pharmaceuticals, Inc.	$(26,960)	$(41,014)	$(36,654)
Denominator:
Weighted average number of ordinary shares	13,360,185	13,647,455	13,610,441
Denominator for basic and diluted net loss per share calculation	13,360,185	13,647,455	13,610,441
Net loss per share
— Basic and diluted	$(2.02)	$(3.01)	$(2.69)